Warrant derivative liability - Private placement (Q3) (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 08, 2019	Dec. 12, 2018	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 24, 2020	Jun. 23, 2020	Jun. 01, 2020	Mar. 17, 2020	Nov. 30, 2018
Warrants and Rights Note Disclosure [Abstract]
Units issued in private placement offering (in shares)		1,425,641
Number of warrants included in each unit (in shares)		1
Number of shares issuable per warrant (in shares)		0.50			1.1
Unit price (in dollars per share)		$ 1.95
Proceeds from offering		$ 2.8
Share issuance costs		0.1
Net proceeds from private placement offering	$ 0.1	$ 2.7	$ 2.6
Shares issued pursuant to a private placement - net proceeds (in shares)	25,641		1,400,000
Warrants, exercise price (in dollars per share)								$ 4.25	$ 5.00
Derivative liability					$ 1.1	$ 0.2
Shares issuable upon exercise of warrants (in shares)					1,259,498					1,041,666
December 2018 Warrants
Warrants and Rights Note Disclosure [Abstract]
Number of shares issuable per warrant (in shares)						570,258	1,990,624				1,003,232
Term of warrants		2 years
Warrants, exercise price (in dollars per share)		$ 3.90				$ 0.65	$ 0.75				$ 1.62
Common Stock
Warrants and Rights Note Disclosure [Abstract]
Number of shares of stock included in each unit (in shares)		1
Number of shares issuable per warrant (in shares)		1										1
Net proceeds from private placement offering	$ 0.1		$ 2.6
Shares issued pursuant to a private placement - net proceeds (in shares)	25,641		1,400,000	308,642	0
Shares issuable upon exercise of warrants (in shares)					712,823	4,276,937